Income taxes (Tables)	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements [Abstract]
Disclosure of unused tax losses [Table Text Block]
	Canada	Other foreign	Total
2026	$1,939,567	$-	$1,939,567
2027	1,631,024	-	1,631,024
2028	-	-	-
2029	1,671,583	143,221	1,814,804
2030	2,255,401	1,880,897	4,136,298
2031	1,358,809	18,526	1,377,335
2032	1,505,914	325,793	1,831,707
2033	1,825,316	157,463	1,982,779
2034	2,640,613	679,089	3,319,702
2035	2,984,122	570,901	3,555,023
2036	3,502,035	441,019	3,943,054
2037	2,803,481	232,719	3,036,200
2038	1,895,257	317	1,895,574
2039	1,695,389	-	1,695,389
2040	531,199	-	531,199
2041	989,523	-	989,523
	$29,229,232	$4,449,945	$33,679,177

Disclosure of deferred taxes [Table Text Block]
	2021	2020	2019
Non-capital losses and other	$8,924,982	$8,232,346	$8,073,286
Capital losses	178,808	166,316	175,090
Property, equipment, patents and deferred costs	1,794,285	1,666,788	1,668,632
	$10,898,075	$10,065,450	$9,917,008
Deferred tax asset not recognized	(10,898,075)	(10,065,450)	(9,917,008)
	$-	$-	$-

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2021	2020	2019
Loss before income taxes	$(1,012,978)	$(1,245,393)	$(2,832,864)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$(268,439)	$(330,029)	$(750,709)
Non-deductible expenses and other items	80,462	143,550	270,610
Effect of exchange rate on deferred tax assets carried forward and other	(644,649)	38,037	4,269
Change in deferred tax assets not recognized	832,626	148,442	475,830
	$-	$-	$-